Derivative Financial Instruments (Protection Sold Through Credit Derivatives) (Detail) - Protection sold - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Credit Derivatives [Line Items]
1 year or less	¥ 893,201	¥ 643,285
1-5 years	3,578,045	2,982,687
Over 5 years	710,428	836,239
Total	5,181,674	4,462,211
(Asset)/liability	17,621	(72,915)
Single name credit default swaps:
Credit Derivatives [Line Items]
1 year or less	769,020	499,442
1-5 years	2,471,174	2,224,643
Over 5 years	697,854	798,398
Total	3,938,048	3,522,483
(Asset)/liability	16,199	(55,930)
Single name credit default swaps: | Investment grade
Credit Derivatives [Line Items]
1 year or less	628,647	408,281
1-5 years	2,138,484	1,874,796
Over 5 years	638,776	731,946
Total	3,405,907	3,015,023
(Asset)/liability	(3,703)	(61,308)
Single name credit default swaps: | Non-investment grade
Credit Derivatives [Line Items]
1 year or less	140,373	91,161
1-5 years	332,690	349,847
Over 5 years	59,078	66,452
Total	532,141	507,460
(Asset)/liability	19,902	5,378
Index and basket credit default swaps :
Credit Derivatives [Line Items]
1 year or less	124,181	143,843
1-5 years	1,106,871	758,044
Over 5 years	12,574	37,841
Total	1,243,626	939,728
(Asset)/liability	1,422	(16,985)
Index and basket credit default swaps : | Investment grade
Credit Derivatives [Line Items]
1 year or less	65,949	67,600
1-5 years	754,856	458,153
Over 5 years	10,937	36,955
Total	831,742	562,708
(Asset)/liability	(2,181)	(9,604)
Index and basket credit default swaps : | Non-investment grade
Credit Derivatives [Line Items]
1 year or less	50,684	56,299
1-5 years	0	19,936
Over 5 years	0	0
Total	50,684	76,235
(Asset)/liability	(79)	(61)
Index and basket credit default swaps : | Not rated
Credit Derivatives [Line Items]
1 year or less	7,548	19,944
1-5 years	352,015	279,955
Over 5 years	1,637	886
Total	361,200	300,785
(Asset)/liability	¥ 3,682	¥ (7,320)